Note 16 - Stock-Based Compensation (Details) - Fair Value Assumptions of Stock Options and ESOP	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member] | Minimum [Member]
Note 16 - Stock-Based Compensation (Details) - Fair Value Assumptions of Stock Options and ESOP [Line Items]
Risk-free interest rate	1.49%	0.68%	0.59%
Volatility	34.00%	40.00%	48.00%
Employee Stock Option [Member] | Maximum [Member]
Note 16 - Stock-Based Compensation (Details) - Fair Value Assumptions of Stock Options and ESOP [Line Items]
Risk-free interest rate	1.76%	1.75%	1.04%
Volatility	37.00%	48.00%	50.00%
Employee Stock Option [Member]
Note 16 - Stock-Based Compensation (Details) - Fair Value Assumptions of Stock Options and ESOP [Line Items]
Expected life (Years)	5 years	5 years	5 years
Minimum [Member] | Employee Stock Purchase Plan [Member]
Note 16 - Stock-Based Compensation (Details) - Fair Value Assumptions of Stock Options and ESOP [Line Items]
Risk-free interest rate	0.02%	0.04%	0.06%
Expected life (Years)	3 months	3 months	3 months
Volatility	30.00%	24.00%	27.00%
Maximum [Member] | Employee Stock Purchase Plan [Member]
Note 16 - Stock-Based Compensation (Details) - Fair Value Assumptions of Stock Options and ESOP [Line Items]
Risk-free interest rate	0.05%	0.06%	0.10%
Expected life (Years)	94 days	94 days	94 days
Volatility	45.00%	40.00%	45.00%